Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (98.3%)
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/48	1,000	1,111
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/53	1,000	1,101
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	9,000	9,426
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,729
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,174
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,575
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	881
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,079
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	971
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,124
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	2,027
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,135
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	3,018
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.500%	3/1/24	36,695	36,695
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	25
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,000	2,115
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,022
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,806
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,612
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,522
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,359
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,273
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,505
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	25,037
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	24,015	24,562
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	937
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,560
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,350
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,385
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,597
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,725
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,689
	Allegheny County PA GO	4.000%	11/1/34	915	951
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,269
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,214
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	825
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,136
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,706
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,085
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,545
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	600	534
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	992
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	5,000	4,339
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,548
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,502
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,282
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,630
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,756
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,963
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,275
[3]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	427
[3]	Allentown City School District GO	5.000%	2/1/32	3,075	3,309
[3]	Allentown City School District GO	5.000%	6/1/32	1,465	1,510
[3]	Allentown City School District GO	4.000%	2/1/34	1,500	1,527
[3]	Allentown City School District GO	5.000%	2/1/34	1,300	1,397
[3]	Allentown City School District GO	4.000%	2/1/35	1,175	1,192
[3]	Allentown City School District GO	5.000%	6/1/35	2,000	2,055
[3]	Allentown City School District GO	4.000%	2/1/36	1,100	1,109
[3]	Allentown City School District GO	5.000%	6/1/36	1,500	1,538
	Allentown Commercial and IDA Charter School Aid Revenue	6.000%	6/15/53	1,000	1,037
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,186
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,420
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,071
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,328
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	9,375	9,569
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,310	3,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,142
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	2,195	2,189
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,695
[3]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,552
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,045
[3]	Armstrong School District GO	3.000%	3/15/34	5,605	5,392
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,110
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,014
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	710
[3]	Beaver County PA GO	4.000%	4/15/30	105	110
[3]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	53
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	377
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,516
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	793
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,421
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	700	728
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	420	437
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	520
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,500	1,559
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	700	671
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,477
	Bethel Park School District GO	5.500%	8/1/48	2,500	2,845
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	389
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	140
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	76
	Boyertown Area School District GO	5.000%	10/1/38	400	440
	Boyertown Area School District GO	5.000%	10/1/40	500	543
	Boyertown Area School District GO	5.000%	10/1/41	500	542
[3]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,548
[3]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,913
[3]	Bristol Township School District GO	4.125%	6/1/40	2,000	2,058
	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,220
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,158
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	1,280	1,204
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	554
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	904
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,211
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,090	2,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	11,160	7,990
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	13,540	10,146
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	777
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,755	2,784
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,402
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/37	450	515
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/38	500	568
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/39	850	958
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,820
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,761
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,930
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,404
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	3.300%	3/7/24	4,920	4,920
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	527
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	493
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	543
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,681
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,380
[1]	Cambria County PA GO	4.000%	8/1/35	700	718
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,152
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,101
	Capital Region Water Revenue	5.000%	7/15/35	500	538
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,057
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	532
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,063
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,920
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,764
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,173
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,695
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,012
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,007
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,546
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,008
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,291
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,837
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,652
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	3,786
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	12,125	11,266
	Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	9,813
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,833
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,091
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,645	3,560
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,009
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,012
[3]	Coatesville School District GO	4.250%	11/15/39	12,000	12,156
	Colonial School District GO	3.000%	2/15/39	350	312
	Colonial School District GO	3.000%	2/15/40	700	616
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	251
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,004
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,974
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,146
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,219
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,507
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,349
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,482
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,519
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,280
[1,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	35,550	35,834
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	904
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,065
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	927
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,053
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,063
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,460
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,344
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,369
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	5,000	5,269
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	554
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,560
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,491
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	12,500	13,792
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,736
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	12,500	14,319
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	10,000	10,158
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,417
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,086
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	5,000	5,909
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,665
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,632
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,410
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,000	1,959
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,917
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,699
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	15,259
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	14,595
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,653
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	490	476
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	9,505
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	718
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,254
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	5,057
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,876
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,944
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,332
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,490
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	300	301
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,402
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,916
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,435
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	10,000	10,219
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	10,000	10,179
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	10,000	10,141
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,138
	Conestoga Valley School District GO	3.000%	2/1/38	850	761
[3]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,727
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	649
	Council Rock School District GO	2.050%	11/15/33	1,085	937
	Council Rock School District GO	3.250%	11/15/39	5,010	4,505
	Council Rock School District GO	2.050%	8/15/42	3,000	2,089
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	773
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	824
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,460
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,930
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,417
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,186
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,185	6,940
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,924
[2,5]	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.340%	3/7/24	5,990	5,990
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,028
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,021
[1]	Cumberland Valley School District GO	5.000%	11/15/42	2,000	2,218
[1]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,634
[1]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,900
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,308
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	1,000	785
[2]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	1,200	997
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,806
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,222
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,099
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,053
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	523
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,341
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,291
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,519
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,957
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,520
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,156
	Delaware PA County IDA Industrial Revenue (United Parcel Services Project) VRDO	3.600%	3/7/24	10,850	10,850
[3]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,025
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,698
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,578
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	3,000	3,102
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,186
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,721
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	653
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,970
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,192
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	3.290%	3/6/24	1,700	1,700
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	2,000	2,114
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,362
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,315
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	755	789
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,285	3,067
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,475	2,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	785
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,046
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	521
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	527
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	778
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,312
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,040	6,360
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,100	5,437
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,788
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	844
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	3,836
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	250
[3]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,325
[5]	Emmaus General Authority Miscellaneous Revenue VRDO	3.350%	3/7/24	635	635
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	32
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	281
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	906
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,346
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,416
[1]	Erie School District GO	5.000%	4/1/27	150	158
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,284
[5]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/7/24	10,240	10,240
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,118
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	2,798
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,197
[3]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,171
[3]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,918
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,452
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,091
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	15,156
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,841
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	9,240	8,919
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	27,460	26,057
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	19,000	19,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	855	925
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,242
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,274
	Hatboro-Horsham School District GO	5.000%	9/15/40	400	440
	Hatboro-Horsham School District GO	5.000%	9/15/42	550	602
	Hatboro-Horsham School District GO	5.000%	9/15/43	500	544
	Hatboro-Horsham School District GO	5.250%	9/15/47	1,000	1,099
	Hatboro-Horsham School District GO	5.250%	9/15/51	2,000	2,181
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,896
	Haverford Township School District GO	3.000%	3/1/32	3,950	3,901
	Haverford Township School District GO	3.000%	3/1/34	55	54
[1]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,395
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	1,535	1,507
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,470
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,530
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,597
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,661
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,736
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	1,028
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,712
[3]	Interboro School District GO	4.000%	8/15/43	1,445	1,453
[3]	Interboro School District GO	4.250%	8/15/53	1,630	1,613
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	909
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	629
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	7,150	6,921
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	2,900	2,714
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,015
	Lancaster County PA GO	4.000%	11/1/34	500	516
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,053
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,195
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	21,980	22,796
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	714
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	732
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,261
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	1,000	1,043
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,940
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,844
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	530
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	4,550	3,308
[3]	Lancaster PA GO	4.000%	11/1/33	2,545	2,613
[3]	Lancaster PA GO	4.000%	11/1/34	2,660	2,724
[3]	Lancaster PA GO	4.000%	11/1/35	2,355	2,403
[3]	Lancaster School District GO	4.000%	6/1/36	1,190	1,234
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	346
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	310
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	336
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	426
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	444
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	515
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	605
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	460
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,134
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,164
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,750	3,805
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,560	5,618
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/46	5,000	4,945
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,167
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,320
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	6,325
	Lehigh County PA GO	3.000%	11/15/43	1,690	1,421
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	9,120	9,526
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	17,515	16,430
[2,5]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/1/24	8,400	8,400
[3]	Lehighton Area School District GO	5.000%	11/15/36	1,850	2,072
[3]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,491
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/44	4,000	3,865
[3]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,578
[6]	Lower Paxton PA GO	5.000%	4/1/40	200	219
[6]	Lower Paxton PA GO	5.000%	4/1/41	225	246
[6]	Lower Paxton PA GO	5.000%	4/1/42	200	217
[6]	Lower Paxton PA GO	5.000%	4/1/43	350	379
[6]	Lower Paxton PA GO	5.000%	4/1/44	300	324
[6]	Lower Paxton PA GO	5.000%	4/1/49	1,000	1,064
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	15
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	436
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,940
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,828
[1]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,226
[1]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,630
	Monroe County PA GO	4.000%	7/15/37	1,630	1,669
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,890	3,952
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	550	629
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,000	1,131
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	369
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,101
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,093
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,950
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,586
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,002
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/36	515	461
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/37	545	479
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/38	695	595
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/39	305	256
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,000
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,925	3,984
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,193
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	994
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	993
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,840	1,859
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,883
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	27
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,344
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,941
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,619
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	4,825	4,978
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,943
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	1,700	1,790
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,665	1,548
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	8,755	8,028
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,830
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	13,935	12,484
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,467
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	385
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,462
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,450
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,511
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,609
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,616
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	85
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,462
	Montgomery County PA GO	5.000%	10/1/38	8,610	9,814
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,543
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,222
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,505
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,357
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	652
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,686
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,480	3,480
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	6,155
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	1,500	1,555
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	301
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	201
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	212
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	227
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	227
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	373
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	574
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	828
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	703
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	394
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,432
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,637
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,574
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	18,207
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	875
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,686
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,568
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	896
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,625
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,890	7,407
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,708
[3]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,130
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,554
	North Hills School District GO	5.000%	10/15/35	325	369
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,649
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,525
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.330%	3/7/24	800	800
	Northampton County General Purpose Authority College & University Revenue VRDO	3.030%	3/7/24	2,490	2,490
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,137
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,082
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,002
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,108
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,505
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,666
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,059
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	962
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,431
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,134
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,259
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,155
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,717
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,013
[3]	Northeastern School District/York County GO	3.000%	3/1/33	375	366
[3]	Northeastern School District/York County GO	3.000%	3/1/34	300	288
[3]	Northeastern School District/York County GO	3.000%	3/1/35	250	238
[3]	Northeastern School District/York County GO	3.000%	3/1/38	850	760
[3]	Northeastern School District/York County GO	3.000%	3/1/41	800	685
[3]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,677
[3]	Northern Tioga School District GO	4.000%	4/1/33	500	515
[3]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,007
[3]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,553
[3]	Penn Hills School District GO	3.000%	10/1/32	2,795	2,765
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,756
	Pennsbury School District GO	5.000%	8/1/39	750	823
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,088
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,303
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	915
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,032
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,002
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,265
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	1,000	1,085
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	1,500	1,619
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	1,000	1,074
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,503
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.375%	7/1/53	7,000	6,790
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	9,075	10,283
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,713
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	515	591
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	500	574
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	500	569
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	450	512
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,259
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,050
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	563
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	563
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,869
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,031
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	556
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	639
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,500	1,568
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,725	4,191
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	995
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	885
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,714
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	2,000
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,200	1,201
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,500	1,539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,639
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/46	1,000	1,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,874
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,744
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	5,100	4,863
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,737
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	5,199
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/52	2,250	2,120
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	4,085
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	2,057
[2,5]	Pennsylvania Economic Development Financing Authority TOB VRDO	3.850%	3/1/24	1,100	1,100
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	4,500	3,957
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,830	3,634
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,723
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,007
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,289
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,905
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,290	3,340
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,602
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,280	2,315
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,568
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,069
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,012
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,237
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,938
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,307
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,281
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,416
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,968
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,383
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	988
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	4,000	3,977
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,111
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,318
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/48	5,000	5,230
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.360%	3/7/24	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,018
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	775
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,196
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	809
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,559
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,296
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,122
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,023
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	8,111
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	9,040	8,854
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,250
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,638
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	17,580	16,963
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	12,084
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.360%	3/6/24	11,255	11,255
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,460
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,490
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,828
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	990
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,442	7,306
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,627
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	4,055
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	6,260	5,995
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,797
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,735
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,726
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,605
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,537
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,820
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,891
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	3,835	4,119
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,943
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	9,322
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/42	4,000	4,563
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	5,071
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,593
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,691
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,811
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,177
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,281
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,992
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,640	2,610
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,989
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	950	926
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,226	3,089
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,165	2,171
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,530	7,782
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	13,285	14,042
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,922	10,533
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,000	5,479
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	6,370	6,960
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.080%	3/1/24	9,150	9,150
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.830%	3/7/24	11,368	11,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.850%	3/7/24	3,800	3,800
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	3/6/24	950	950
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,243
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,961
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,453
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	750	874
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	983
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,153
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,716
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,792
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	8,048
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	10,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	4,060	4,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,603
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,365
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,252
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,093
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,900	3,401
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,163
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,834
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,573
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,426
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,380
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	680	711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,099
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,442
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,489
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,881
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,327
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	11,950	12,253
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,399
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/40	1,820	896
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,735	2,802
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,823
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	3,066
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,200	4,256
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,904
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,805
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	5,400	2,523
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	230
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	7,349
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,211
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,448
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,311
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,070
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,559
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,325	1,325
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,923
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,668
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,279
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	10,000	10,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,385	3,527
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,933
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,880
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,940	7,323
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,465
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	18,338
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,275	3,965
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,557
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,360
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,695
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,845	8,620
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	5,000	5,402
[2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	3.850%	3/7/24	4,400	4,400
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.300%	3/7/24	2,050	2,050
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.300%	3/7/24	3,000	3,000
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,097
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,174
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,248
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	4,420	4,532
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,187
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,751
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	760	768
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	15,951
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,402
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,476
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	20,000	19,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,785
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,195	2,078
[2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.330%	3/7/24	5,000	5,000
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	3.900%	3/7/24	7,500	7,500
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,702
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,287
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,228
[5]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	3.310%	3/7/24	3,165	3,165
[2]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	3.560%	3/7/24	2,180	2,180
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	1,023
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,124
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	2,063
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	2,106
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,436
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,181
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	931
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,177
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,597
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,330
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,201
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,094
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,087
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,126
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,370
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,501
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,093
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,787
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,277
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,163
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,000	8,215
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,336
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.300%	3/7/24	2,100	2,100
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.300%	3/7/24	3,400	3,400
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.300%	3/7/24	2,035	2,035
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.300%	3/7/24	1,400	1,400
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	5,061
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,338
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,569
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	5,087
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,000	6,063
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	5,014
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	2,000	2,049
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	500	507
	Philadelphia IDA Charter School Aid Revenue	5.000%	5/1/40	1,000	1,005
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	300	302
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/41	375	319
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	932
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	750	758
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/49	2,770	2,481
	Philadelphia IDA Charter School Aid Revenue	5.000%	5/1/50	5,130	4,944
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,050	1,027
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/51	1,440	1,118
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,346
	Philadelphia IDA Charter School Aid Revenue	5.250%	6/15/52	950	907
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/56	170	129
	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/57	950	908
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	600	601
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/50	2,850	2,726
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,164
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,164
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	4,750	4,813
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,400	1,403
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,967
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	12,000	11,113
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,075
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,659
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,187
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	15,471
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,038
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,062
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,815
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,301
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,191
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,504
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,838
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,327
[2]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.600%	3/7/24	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,397
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,004
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,916
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,487
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,412
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	797
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,465
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,081
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,548
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,896
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,026
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,038
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,188
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,834
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,130
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,078
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,187
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,695
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,076
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,354
	Philadelphia PA GO	4.000%	5/1/38	9,000	9,216
	Philadelphia PA GO	4.000%	5/1/39	1,000	1,012
	Philadelphia PA GO	4.000%	5/1/41	2,020	2,018
[1]	Philadelphia PA GO	4.000%	5/1/41	2,580	2,585
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,147
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,290
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,123
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,556
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,831
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,831
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,594
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	3,051
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	3,000	3,384
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,000	3,355
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	3,000	3,357
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,286
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	4,855	5,259
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	6,610	7,424
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,102
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	9,377
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	16,380	18,264
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,045
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	7,235	8,229
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	5,000	5,235
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,208
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,168
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,322
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,165
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,190
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,193
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,723
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,213
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,040
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,116
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,572
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,509
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,066
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,339
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,061
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,028
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,327
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,735
	Pine-Richland School District GO	4.000%	3/1/37	750	777
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,058
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	529
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,057
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	526
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	524
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/35	5,000	5,685
	Pittsburgh PA GO	4.000%	9/1/35	750	779
	Pittsburgh PA GO	5.000%	9/1/35	560	600
	Pittsburgh PA GO	4.000%	9/1/36	875	905
	Pittsburgh PA GO	4.000%	9/1/36	840	871
	Pittsburgh PA GO	5.000%	9/1/36	825	884
	Pittsburgh PA GO	4.000%	9/1/37	500	515
	Pittsburgh PA GO	4.000%	9/1/38	500	509
	Pittsburgh PA GO	4.000%	9/1/38	800	814
	Pittsburgh PA GO	4.000%	9/1/39	300	305
	Pittsburgh PA GO	5.000%	9/1/39	500	552
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,636
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,086
	Pittsburgh PA GO	5.000%	9/1/43	400	432
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,120
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,763
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,574
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,224
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,356
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	878
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,384
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	434
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	260
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,218
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,522
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,696
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	2,500	2,490
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.920%	3/7/24	30,615	30,615
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.920%	3/7/24	7,500	7,500
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	705	687
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,416
	Radnor Township School District GO	5.500%	8/15/48	1,000	1,080
	Radnor Township School District GO	5.500%	8/15/53	1,000	1,075
[1]	Reading School District GO	5.000%	3/1/38	1,750	1,812
[1]	Ridley School District GO	4.000%	11/15/34	1,000	1,036
[3]	Ridley School District GO	3.000%	11/15/37	2,950	2,674
[1]	Ridley School District GO	4.000%	11/15/37	800	810
[3]	Ridley School District GO	3.000%	11/15/38	2,000	1,798
	School District of Philadelphia GO	5.250%	9/1/36	1,100	1,269
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,533
	School District of Philadelphia GO	5.250%	9/1/37	1,900	2,173
	School District of Philadelphia GO	4.000%	9/1/38	1,000	1,016
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,032
	School District of Philadelphia GO	5.250%	9/1/38	1,430	1,624
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,321
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,633
	School District of Philadelphia GO	5.250%	9/1/40	1,715	1,930
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,846
	School District of Philadelphia GO	4.000%	9/1/46	12,285	11,956
	School District of Philadelphia GO	5.500%	9/1/48	8,370	9,380
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[1]	Scott Township PA GO	3.000%	8/15/34	290	278
[1]	Scott Township PA GO	3.000%	8/15/38	300	268
[1]	Scott Township PA GO	3.000%	8/15/42	650	551
[1]	Scott Township PA GO	3.000%	8/15/46	600	476
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,692
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,359
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,788
	Scranton PA School District GO	4.000%	12/1/40	500	502
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,568
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,285	1,311
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,203
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,285	1,349
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,274
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,311
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,240	1,264
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	566
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	438
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,524
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,765	5,273
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,120
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,064
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,229
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,557
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.500%	3/1/24	12,800	12,800
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,508
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,134
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,554
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,561
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,385
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,545
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,738
[2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.330%	3/7/24	3,115	3,115
[2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.330%	3/7/24	2,670	2,670
	State College PA Area School District GO	5.000%	5/15/36	375	406
	State College PA Area School District GO	5.000%	5/15/37	630	679
	State College PA Area School District GO	5.000%	5/15/38	350	375
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	155	158
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	870	884
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	310	316
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	1,815	1,842
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	220	224
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,290	1,308
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/35	725	811
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/36	600	659
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/37	550	600
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/38	600	649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	State Public School Building Authority College & University Revenue	4.000%	10/1/41	1,000	972
[3]	State Public School Building Authority College & University Revenue	4.000%	10/1/42	1,000	960
[3]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,018
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,078
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,808
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,006
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	2,995
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,099
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,199
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,850
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,376
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,205
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,167
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,188
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,651
[5]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.350%	3/7/24	595	595
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,323
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/45	2,000	2,240
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,587
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,691
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/48	5,030	5,579
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	10,062
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,196
	Township of Hampton PA GO	5.000%	1/1/35	150	171
	Township of Hampton PA GO	5.000%	1/1/36	150	171
	Township of Hampton PA GO	5.000%	1/1/37	175	198
	Township of Hampton PA GO	4.000%	1/1/42	1,000	1,013
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,482
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,582
[3]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,114
[3]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,102
[3]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,756
[1]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,331
[3]	Tulpehocken Area School District GO	5.250%	10/1/41	2,000	2,214
[3]	Tulpehocken Area School District GO	5.250%	10/1/45	3,500	3,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tulpehocken Area School District GO	5.250%	10/1/49	3,500	3,769
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,041
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	8,645	9,593
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	889
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,257
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,011
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,713
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,455
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,121
	West Bradford Township PA GO	4.000%	12/15/40	745	755
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,459
[3]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,241
[3]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,237
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,100	1,098
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,501
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	988
	West Shore PA School District GO	4.000%	11/15/34	640	663
	West Shore PA School District GO	4.000%	11/15/35	540	560
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,133
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,023
	West Shore PA School District GO	4.000%	11/15/38	500	510
	West Shore PA School District GO	4.000%	11/15/40	850	860
	West Shore PA School District GO	5.000%	11/15/43	1,480	1,533
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,234
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,357
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,459
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,115
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,147
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,448
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	6,830	6,429
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,541
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,381
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,497
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	816
[3]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,952
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,463
[3]	William Penn School District GO	3.000%	11/15/34	2,595	2,496
[3]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,474
	Wyomissing Area School District GO	4.000%	2/1/38	800	816
					3,569,424
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	214
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,795	1,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,007
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,303
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	675
					4,923
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	235	232
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,119	4,180
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,205	2,327
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,272	3,545
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,146	5,737
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,028	1,304
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,071	3,990
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	1,043
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	335	319
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	126
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,354
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	515	537
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	855	895
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,750	1,800
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,099	1,859
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	754	620
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,189
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,311	11,231
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	3,620	1,174
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,650	1,647

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,995	1,985
				48,094
Total Tax-Exempt Municipal Bonds (Cost $3,709,749)				3,622,441
Total Investments (99.7%) (Cost $3,709,749)				3,622,441
Other Assets and Liabilities—Net (0.3%)				9,357
Net Assets (100%)				3,631,798
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $150,558,000, representing 4.1% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Securities with a value of $327,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	74	15,152	(5)
5-Year U.S. Treasury Note	June 2024	287	30,682	7
				2
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(66)	(8,440)	(49)
				(47)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,622,441	—	3,622,441
Derivative Financial Instruments
Assets
Futures Contracts[1]	7	—	—	7
Liabilities
Futures Contracts[1]	54	—	—	54
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.